T. ROWE PRICE
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Health Sciences Fund, Inc.

 Supplement to prospectus dated May 1, 1999
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 Effective immediately, the Portfolio Management paragraph on page 12 of the prospectus will be replaced with the following:

 Portfolio Management

 The fund has an Investment Advisory Committee with the following members: Kris
 H. Jenner, M.D., D. Phil., Chairman, John H. Laporte, Charles G. Pepin, and Christina T. Williams. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Dr. Jenner was elected chairman of the fund's committee in 2000. He joined T. Rowe Price as an analyst in 1997 and has been managing investments since 1998. From 1995-1997, while on leave from the general surgery residency program at the Johns Hopkins Hospital, he was a post doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School.
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 The date of this supplement is February 7, 2000.
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                                                                F10-041   2/7/00

 February 8, 2000


   Laura J. Riegel, Esquire

   Securities and Exchange Commission
   Division of Investment Management
   450 Fifth Street, N.W.
   Washington, D.C. 20549

   Re: T. Rowe Price Health Sciences Fund, Inc.
       File Nos.: 033-63759/811-07381


   Dear Ms. Riegel:

   In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned Fund's sticker dated February 7, 2000.

   The purpose of the sticker is to revise the Portfolio Management paragraph on page 12 of the Prospectus

   If you have any questions about this filing, please give me a call at 410-345-6601 or, in my absence, Melissa Hill at 410-345-6646.

   Sincerely,

   /s/Forrest R. Foss

   Forrest R. Foss